SHARE-BASED PAYMENTS - Schedule of Share Options Granted (Details) - Graded Vesting	12 Months Ended
	Dec. 31, 2025 CAD ($) year	Dec. 31, 2024 CAD ($) year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average fair value at grant date	$ 0	$ 6.96
Weighted average expected volatility (percent)	0.00%	25.10%
Weighted average expected option life (years) | year	0	3.67
Expected annual dividends per option	$ 0	$ 2.74
Expected forfeitures (percent)	0.00%	7.20%
Risk-free interest rate (based on government bonds) (percent)	0.00%	3.90%